Expenses - Schedule of Expenses (Details) (20-F) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Expenses by nature [abstract]
Amortization of intangible assets			$ 63,783
Depreciation of fixed assets	156,248	303,749	307,828
Employee benefits expenses	2,414,408	2,657,232	3,594,936
Operating lease expenses	312,956	326,192	310,413
Research and development expenses	$ 310,703	$ 459,026	$ 418,598